SHARE-BASED PAYMENTS - ESOP Summarized (Details)	12 Months Ended
	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (in years)	3 years 4 months 2 days
Weighted average exercise price (in dollars per share)	$ 28.52
Exercisable (in dollars per share)	$ 28.44
Stock option plan
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	3,984,148	6,459,922	6,323,537
Weighted average exercise price (in dollars per share)	$ 28.52	$ 27.19	$ 26.63
Exercisable (in shares) | shares	2,525,692	4,533,751
Exercisable (in dollars per share)	$ 28.44	$ 26.57
$20.57 to $26.78
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,663,993
Weighted average remaining contractual life (in years)	3 years 9 months 14 days
Weighted average exercise price (in dollars per share)	$ 22.52
Exercisable (in shares) | shares	995,113
Exercisable (in dollars per share)	$ 20.57
$20.57 to $26.78 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	20.57
$20.57 to $26.78 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	$ 26.78
$26.83 to $30.13
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	698,777
Weighted average remaining contractual life (in years)	4 years 1 month 2 days
Weighted average exercise price (in dollars per share)	$ 28.33
Exercisable (in shares) | shares	272,161
Exercisable (in dollars per share)	$ 27.80
$26.83 to $30.13 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	26.83
$26.83 to $30.13 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	$ 30.13
$33.47 to $38.01
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,621,378
Weighted average remaining contractual life (in years)	2 years 6 months 25 days
Weighted average exercise price (in dollars per share)	$ 34.76
Exercisable (in shares) | shares	1,258,418
Exercisable (in dollars per share)	$ 34.79
$33.47 to $38.01 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	33.47
$33.47 to $38.01 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	$ 38.01